Trade and other payables	9 Months Ended
Sep. 30, 2025
Trade and other payables [abstract]
Trade and other payables
11.	Trade and other payables

Trade and other payables consist of the following as at:

	September 30, 2025	December 31, 2024
	$	$
Trade payables	2,609,475	3,254,838
Accrued liabilities (i)	1,478,072	1,107,230
	4,087,547	4,362,068

(i) Accrued liabilities consist of the following as at:

	September 30, 2025	December 31, 2024
	$	$
External research and development fees	—	55,670
Operational expenses	122,398	178,307
Professional and other fees	946,481	464,060
Accrued interest	409,193	409,193
	1,478,072	1,107,230